Stockholders' Equity and Noncontrolling Interests - Summary of Changes In Common Shares Issued (Detail) - shares			3 Months Ended	12 Months Ended
	Sep. 25, 2015	Jun. 18, 2014	Mar. 16, 2015	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Beginning Balance			193,435,414	193,435,414	0
Shares of common stock issued		21,500,000
Shares of common stock repurchased			(2,764,887)	0	(123,797)
Ending Balance				205,293,743	193,435,414
Common Stock [Member]
Class of Stock [Line Items]
Shares of common stock issued	13,800,000			13,800,000	192,500,000
Shares of common stock repurchased				(2,764,887)	(123,797)
Restricted common shares issued (Note 11)				938,558	1,068,422
Restricted common shares repurchased				(60,773)
Restricted common shares forfeited				(54,569)	(9,211)